Revenues by Segment (Tables)	12 Months Ended
Dec. 31, 2025
Revenues by Segment [Abstract]
Schedule Present Summary information by Product

The following tables present summary information by product type for the financial years ended December 31, 2023, 2024 and 2025, respectively:

	Financial Year ended December 31, 2023
	Sale of Crude Oil	Sale of Oil-Based Product
	US$’000	US$’000
Revenue	252,070	37,096
Gross Profit	3,599	530

	Financial Year ended December 31, 2024
	Sale of Crude Oil	Sale of Oil-Based Product
	US$’000	US$’000
Revenue	169,472	145,444
Gross (Loss)/Profit	(13,613)	17,911

	Financial Year ended December 31, 2025
	Sale of Crude Oil	Sale of Oil-Based Product
	US$’000	US$’000
Revenue	182,574	125,173
Gross Profit	1,412	1,132

Schedule of Revenue Disaggregated of Revenue Recognition

In the following table, revenue is disaggregated by the timing of revenue recognition.

	Financial Year ended December 31, 2023
	Sales of Crude Oil	Sales of Oil-Based Product
	US$’000	US$’000
Timing of revenue recognition:
Point in time	252,070	37,096

	Financial Year ended December 31, 2024
	Sales of Crude Oil	Sales of Oil-Based Product
	US$’000	US$’000
Timing of revenue recognition:
Point in time	169,472	145,444

	Financial Year ended December 31, 2025
	Sales of Crude Oil	Sales of Oil-Based Product
	US$’000	US$’000
Timing of revenue recognition:
Point in time	182,574	125,173